Related Party Transactions - Additional Information (Detail) - USD ($)		3 Months Ended	4 Months Ended	12 Months Ended
	Aug. 29, 2014	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2014	Feb. 28, 2015	Jan. 31, 2015	Dec. 23, 2014	Oct. 31, 2014	Oct. 08, 2014
Related Party Transaction [Line Items]
Convertible notes payable, related party, current			$ 2,035,565	$ 2,035,565
Convertible notes payable, related party, non current			493,418	493,418
Rent expense			27,249
Araxes Asset Purchase Agreement
Related Party Transaction [Line Items]
Convertible promissory note			500,000	$ 500,000
Unpaid principal and accrued interest converted into common stock shares					80,293
January 2015 Convertible Notes
Related Party Transaction [Line Items]
Convertible promissory note						$ 3,000,000
Unpaid principal and accrued interest converted into common stock shares					479,667
Araxes Pharma LLC
Related Party Transaction [Line Items]
Rent expense			$ 14,906
Sublease expiration date				Aug. 30, 2016
Management service agreement, fixed				$ 100,000
Management service agreement, full time equivalents performing collaboration services				$ 350,000
Management Fee, Description		We have a management services agreement with Araxes under which Araxes pays us a fixed $100,000 a month for management services. In addition, the agreement allows for Araxes to pay us an amount equal to the number of full time equivalents (FTE) performing collaboration services for Araxes, at an annual FTE rate of $350,000, plus actual expenses as reasonably incurred.		The Company has a management services agreement with Araxes under which Araxes pays the Company a fixed $100,000 a month for management services. In addition, the agreement allows for Araxes to pay the Company an amount equal to the number of full time equivalents (“FTE”) performing collaboration services for Araxes, at an FTE rate of $350,000, plus actual expenses as reasonably incurred. The agreement has an initial term expiring on December 31, 2015 and renews automatically for additional consecutive one-year periods. The agreement may be terminated by either party with a notice of at least 30 days prior to December 31, 2015 or the expiration of the then-renewal term.
Research and development services expense at full time equivalents rate				$ 400,000
Convertible promissory note								$ 2,000,000
Unpaid principal and accrued interest converted into common stock shares					326,443
Agreement expiration date		Dec. 31, 2015
Agreement termination notice period		30 days
Araxes Pharma LLC | Monthly
Related Party Transaction [Line Items]
Rent expense	$ 4,680			$ 4,820
Araxes Pharma LLC | Note Purchase Agreement and Convertible Promissory Note | Convertible Debt Securities
Related Party Transaction [Line Items]
Convertible notes payable, related party, current									$ 2,000,000
Araxes Pharma LLC | Asset Purchase Agreement [Member] | Convertible Debt Securities
Related Party Transaction [Line Items]
Convertible notes payable, related party, non current							$ 500,000
Certain Officers and Certain Officer's Related Parties | January 2015 Convertible Notes
Related Party Transaction [Line Items]
Convertible promissory note						$ 710,000
Director
Related Party Transaction [Line Items]
Rent expense		$ 25,000
Sublease expiration date		Aug. 30, 2016
Management service agreement, fixed		$ 100,000
Management service agreement, full time equivalents performing collaboration services		350,000
Office space sublease monthly rent		5,000
Wellspring BioSciences LLC
Related Party Transaction [Line Items]
Research and development services expense at full time equivalents rate		$ 400,000
Agreement expiration date		Dec. 31, 2015
Agreement termination notice period		30 days